Schedule of warrant derivatives that are classified in liabilities (Details)	Jun. 11, 2026 Integer
Measurement Input, Offered Price [Member]
Business Combination [Line Items]
Warrant derivatives	0.08277
Measurement Input Contractual Conversion Rates [Member]
Business Combination [Line Items]
Warrant derivatives	0.23184
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Warrant derivatives	0.0794
Measurement Input, Option Volatility [Member]
Business Combination [Line Items]
Warrant derivatives	72.45
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Warrant derivatives	3.72